Merger Agreement - Narrative (Details) - EIC $ / shares in Units, $ in Thousands	May 07, 2021 USD ($) $ / shares shares
Business Acquisition [Line Items]
Merger costs | $	$ 27,150
PIPE financing, gross proceeds | $	125,000
Proceeds from issuance of private placement | $	$ 119,634
Shares issued in PIPE, net of issuance costs (in shares)	12,500,000
Old Blade Stock Option To Blade Stock Option
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares)	9,689,826
Equity
Business Acquisition [Line Items]
Merger costs | $	$ 25,419
Public Warrants
Business Acquisition [Line Items]
Number of shares called by warrants (in shares)	9,166,666
Purchase price (in dollars per share) | $ / shares	$ 11.50
Private Placement Warrants
Business Acquisition [Line Items]
Number of shares called by warrants (in shares)	5,000,000
Purchase price (in dollars per share) | $ / shares	$ 11.50
Other Expense
Business Acquisition [Line Items]
Merger costs | $	$ 1,731
Common Stock | Old Blade Common Stock To Blade Common Stock
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares)	10,024,296
Preferred Stock | Old Blade Preferred Stock to Blade Common Stock
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares)	16,101,172